Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

12. Other assets

Other assets consist of the following at December 31:

	2010	2011
Debt issuance costs	$152,001	$148,675
Other tangible fixed assets	9,634	3,802
Receivables from aircraft manufacturer	18,281	12,990
Prepaid expenses	5,539	4,601
Other receivables	23,686	11,291
	$209,141	$181,359

     Amortization of debt issuance costs was $16,364, $26,410 and $33,001 for the years ended December 31, 2009, 2010 and 2011 respectively. The unamortized debt issuance costs at December 31, 2011 amortize annually from 2012 through 2023.